Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000002013 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 9,819	$ 9,697	$ 9,879	$ 10,735	$ 10,708	$ 10,371	$ 9,273	$ 9,343	$ 9,758	$ 10,237
C000002012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		9,818	9,695	9,888	10,746	10,708	10,370	9,279	9,349	9,765	10,232
C000002007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	9,575		9,482	9,424	9,683	10,601	10,644	10,386	9,365	9,506	10,003	10,560
C000033358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	9,575		10,845	11,082	11,758	12,604	13,269	13,696	12,742	13,686	14,851	16,498
C000033359 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		11,243	11,394	12,009	12,767	13,351	13,678	12,618	13,464	14,502	15,978
C000100958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		13,617	14,183	15,331	14,852	19,831	23,286	22,436	22,714	24,772	27,237
C000100957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		13,617	14,190	15,332	14,856	19,832	23,293	22,451	22,722	24,776	27,258
C000100956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		12,933	13,577	14,786	14,430	19,404	22,961	22,299	22,735	24,980	27,678
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		12,498	14,635	15,320	16,575	21,761	25,327	23,379	30,499	36,113	42,249
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		12,629	14,678	15,419	16,484	22,307	25,049	23,027	29,613	34,806	40,728
Bloomberg U S Government Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Accumulated Value	10,000		9,951	9,928	10,263	11,309	11,380	11,104	10,036	10,268	10,836	11,495
MFS Diversified Income Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Diversified Income Fund Blended Index
Accumulated Value	10,000		11,415	11,733	12,392	13,260	14,264	14,785	13,619	14,764	16,293	18,227
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	$ 10,000		$ 14,129	$ 14,547	$ 15,191	$ 13,779	$ 19,437	$ 20,727	$ 19,815	$ 20,927	$ 22,513	$ 28,130